First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.4%
	Alabama – 4.1%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$237,644
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	526,142
2,380,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/29	2,564,904
940,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A (Pre-refunded maturity 01/01/27)	4.00%	01/01/34	1,003,982
7,695,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds, Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	7,710,612
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser E	5.00%	06/01/26	1,056,515
1,250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,343,195
10,070,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	10,090,430
5,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 6/01/29)	5.25%	02/01/53	5,365,350
5,000,000	Columbia AL Indl Dev Brd Pollcontrol Rev Var Ref AL Pwr Co Proj, Ser A (a)	1.35%	12/01/37	5,000,000
6,500,000	Eutaw AL Indl Dev Brd Poll Control Rev Adj Ref Ala Pwr Co Pj (a)	1.35%	06/01/28	6,500,000
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	455,053
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	337,351
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	416,122
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	978,759
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	466,019
930,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/29	963,691
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	719,864
4,000,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	4,019,172
1,445,000	Lower AL Gas Dist Gas Proj Rev, Ser A	5.00%	09/01/31	1,565,784
1,000,000	Midcity Impt Dist AL Spl Assmnt Rev	4.50%	11/01/42	816,697
375,000	Mobile AL Impt Dist Sales Tax Rev McGowin Park Proj, Ser A	5.00%	08/01/25	371,711
500,000	Mobile Cnty AL Impt Warrants (Pre-refunded maturity 08/01/25)	5.00%	08/01/30	533,785
1,105,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/30	642,685
1,565,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/31	901,765
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/32	892,372
1,395,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/33	761,304
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/34	945,200
1,840,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/35	966,645
110,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	110,302
3,000,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	3,007,076
8,050,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	8,060,450
2,000,000	SE Energy Auth AL Cmdy Sply Rev Proj #4, Ser B-1 (Mandatory put 08/01/28)	5.00%	05/01/53	2,096,884
1,500,000	Southeast Energy Auth AL Cmdy Sply Rev Var Proj No 3 (Mandatory put 12/01/29)	5.50%	01/01/53	1,633,849

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Alabama (Continued)
$1,040,000	Troy AL Ref Warrants, BAM	4.00%	07/01/35	$1,051,134
105,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B	5.00%	09/01/34	112,137
5,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/41	5,236,706
				79,461,291
	Alaska – 0.2%
1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	1,897,475
450,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/39	440,481
1,500,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/40	1,454,821
				3,792,777
	Arizona – 2.6%
1,205,000	AZ Brd of Rgts Univ AZ Sys Rev Green Bond, Ser B	5.00%	06/01/28	1,310,064
1,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (c)	5.00%	07/01/49	953,470
595,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (c)	4.00%	07/15/30	575,230
925,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (c)	4.00%	07/15/40	808,312
175,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A (c)	5.00%	07/15/39	171,471
500,000	AZ St Indl Dev Auth Edu Rev Macombs Fac Proj Social Bonds, Ser A	4.00%	07/01/41	456,163
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (c)	5.00%	07/01/37	375,866
880,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (c)	5.00%	07/01/26	890,718
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (c)	5.00%	07/01/37	1,032,379
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (c)	4.00%	07/15/51	390,357
950,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (c)	4.00%	07/15/56	722,491
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (c)	4.00%	12/15/51	627,333
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (c)	4.00%	07/15/30	474,874
415,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	452,315
1,005,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/33	1,087,175
465,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	490,818
595,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	586,321
750,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/39	733,089
3,800,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/46	3,509,413
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	08/01/27	1,120,561
1,985,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	11/01/27	2,237,232
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/28	1,137,113
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	08/01/28	1,140,380
2,000,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	2,119,383
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	4,084,816
1,350,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/32	1,552,938

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	$208,746
830,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/30	857,434
435,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/31	448,071
450,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/32	462,752
700,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/33	717,898
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/34	1,007,308
1,025,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/35	1,039,325
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	498,231
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Sch Proj	4.00%	07/01/34	511,324
1,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (c)	5.00%	07/01/39	1,101,746
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (c)	5.00%	07/01/49	946,699
400,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (c)	4.00%	07/01/26	397,217
1,475,000	Maricopa Cnty AZ Spl Hlthcare Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,644,536
300,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Trad Schs Projs, Ser A (c)	4.00%	07/01/26	297,631
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (c)	5.00%	07/01/35	3,674,042
5,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (c)	4.00%	12/01/41	4,280,690
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	315,082
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	313,704
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	312,163
350,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	362,601
700,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	708,777
200,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	207,091
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	842,744
1,030,000	Yavapai Cnty AZ Jail Dist Rev, BAM	4.00%	07/01/32	1,115,502
				51,311,596
	Arkansas – 0.1%
610,000	AR Dev Fin Auth Hlthcare Rev Baptist Hlth	4.00%	12/01/44	605,559
350,000	Univ of Central Arkansas AR Rev, Ser A, AGM	5.00%	11/01/34	375,913
				981,472
	California – 7.5%
4,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	4,571,425
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,028,643
225,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/31	248,417

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/32	$220,239
230,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/33	252,449
150,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/34	153,747
250,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/36	250,991
450,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/32	492,985
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (c)	4.50%	07/01/26	1,026,008
460,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/32	480,464
480,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/33	500,447
2,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/43	2,039,262
1,325,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (c)	5.00%	07/01/39	1,388,707
455,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (c)	4.00%	07/01/26	450,268
800,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (c)	5.00%	07/01/32	804,683
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (c)	5.00%	07/01/40	668,770
750,000	CA St	5.00%	08/01/32	842,332
225,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	229,428
2,190,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/49	2,163,791
480,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	480,284
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	434,203
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	660,916
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (b)	5.38%	07/01/34	448,135
500,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (c)	4.00%	07/01/26	490,605
1,515,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	1,547,951
1,805,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	1,837,905
1,000,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.25%	11/01/35	1,139,844
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	213,879
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A	4.00%	02/01/40	989,436
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A	4.00%	02/01/41	985,167
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	531,655
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,277,538
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	612,598
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/35	1,015,439
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	1,011,065
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,141,590
3,420,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	3,568,451
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	767,824
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs APM Proj, Ser A, AMT	5.00%	06/30/28	705,155
2,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,984,251
200,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	4.00%	11/15/27	195,726
1,000,000	CA St Muni Fin Auth Stdt Hsg Rev Green Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/40	994,170
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	996,652
3,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 05/01/23) (c)	4.10%	08/01/23	3,000,058

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$5,990,000	CA St Poll Control Fin Auth Wtr Furnishing Rev Plant Bonds, AMT (c)	5.00%	07/01/37	$6,006,600
1,000,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser B	4.00%	05/01/37	1,049,784
4,015,000	CA St Ref, AGM	5.25%	08/01/32	4,990,973
500,000	CA St Ref, Ser C	5.00%	09/01/32	535,328
2,000,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (c)	5.00%	06/01/40	2,003,718
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (c)	5.00%	06/01/37	516,975
350,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (c)	5.00%	12/01/30	363,860
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (c)	5.00%	12/01/33	467,560
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (c)	5.00%	11/01/32	515,936
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	108,340
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	210,886
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	402,362
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	342,256
250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	284,099
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev the Link Glendale Social Bonds, Ser A-2 (c)	4.00%	07/01/56	813,415
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (c)	4.00%	07/01/56	788,268
2,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	2,270,510
130,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/24	131,186
155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	157,645
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	159,394
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	161,594
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	165,163
250,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/27	257,620
265,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/28	274,562
280,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/29	291,314
535,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/36	534,107
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS (Pre-refunded maturity 10/01/24)	5.00%	04/01/32	522,534
300,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/39	305,945
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,449,733
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	191,959
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	398,961
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	135,219
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,171,504
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	854,503
1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/49	945,884
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref (Pre-refunded maturity 08/01/26)	5.00%	08/01/30	914,367
45,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	45,625

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$190,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	$220,580
4,000,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/39	4,356,597
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Green Bond Priv Activity, Ser G, AMT	5.00%	05/15/34	1,715,943
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Green Bond Priv Activity, Ser G, AMT	5.50%	05/15/35	1,762,296
1,340,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Priv Activity, Ser H, AMT	5.00%	05/15/41	1,460,395
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	426,129
3,310,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/33	3,795,003
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	106,901
1,260,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/44	1,271,548
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	342,121
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	189,684
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	162,455
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	156,769
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	178,036
1,710,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	1,772,929
1,450,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/48	1,491,849
500,000	Oak Vly CA Hosp Dist Hlth Facs Rev Ref, Ser A	4.00%	11/01/36	440,550
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax #2018-1 Grantline 208	5.00%	09/01/26	117,677
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	4.00%	09/01/50	182,277
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003-1, Ser A	5.00%	09/01/43	507,440
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	501,422
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	219,349
225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	229,890
500,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	4.00%	08/01/35	523,492
865,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	5.00%	09/15/34	989,958
625,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	4.00%	09/15/35	657,839
110,000	Roseville CA Spl Tax	5.00%	09/01/30	119,426
100,000	Roseville CA Spl Tax	5.00%	09/01/31	108,446
350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/37	344,663
640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/46	590,412
205,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/32	210,253
225,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/37	221,327
310,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/41	294,457
520,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/46	477,590
710,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/51	637,065
340,000	S San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/33	374,068

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$400,000	S San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/34	$436,596
260,000	Sacramento CA Spl Tax	4.00%	09/01/30	264,558
220,000	Sacramento CA Spl Tax	4.00%	09/01/31	223,644
315,000	Sacramento CA Spl Tax	4.00%	09/01/32	319,333
515,000	Sacramento CA Spl Tax	4.00%	09/01/33	520,023
615,000	Sacramento CA Spl Tax	4.00%	09/01/35	606,527
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	549,994
645,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	691,030
2,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/46	2,121,326
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT (Pre-refunded maturity 07/01/23)	5.00%	07/01/30	953,903
1,250,000	San Diego Cnty CA Regl Transprtn Commn Sales Tax Rev, Ser A	5.00%	04/01/35	1,351,234
6,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/38	6,442,828
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	1,070,243
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/40	2,130,311
700,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No Mission Rock Fac & Svcs, Ser A (c)	4.00%	09/01/41	640,717
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	191,037
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	149,378
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	344,114
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	250,969
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	306,292
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	494,047
1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/46	911,701
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	300,320
800,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/36	797,835
2,110,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	2,412,345
1,665,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/41	1,897,557
4,000,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM (Pre-refunded maturity 06/15/24)	5.00%	06/15/34	4,205,334
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	160,356
375,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/39	381,030
160,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/35	165,628
255,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/36	262,037
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	104,862
385,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	4.00%	09/01/23	386,524
1,000,000	Tobacco Securitization Auth Nthrn CA Tobacco Stlmt Rev Ref Sr Bonds Sacramento Co Tobacco Secur Corp Class 1, Ser A	4.00%	06/01/37	1,000,010
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/34	1,098,668
1,500,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp, Ser A, Class 1	5.00%	06/01/35	1,637,791
650,000	Tulare CA Loc Hlthcare Dist Ref, BAM	4.00%	08/01/35	681,381

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$865,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	$907,382
300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	315,120
600,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/37	621,518
500,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/38	512,728
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,117,627
				144,675,936
	Colorado – 6.8%
5,000,000	Adams & Weld Cntys CO Sch Dist #27J Brighton	5.00%	12/01/40	5,267,472
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	941,120
1,625,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/41	1,526,272
225,000	Breckenridge CO Ref, Ser B, COPS	5.00%	12/01/32	264,611
1,240,000	Breckenridge CO Ref, Ser B, COPS	4.00%	12/01/39	1,272,115
1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	1,170,982
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	486,235
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	273,286
750,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	639,311
400,000	CO Eductnl & Cultural Auth Rev Ref W Ridge Acdmy Chrt Sch Proj, Ser A	5.00%	06/01/49	404,059
700,000	CO St Bldg Excellent Schs Today, Ser O, COPS	5.00%	03/15/31	800,568
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (c)	5.00%	07/01/36	1,865,110
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/28	689,556
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/35	2,319,226
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/45	4,081,258
1,020,000	CO St Eductnl & Cultural Facs Auth Rev Univ Denver Proj, Ser A	4.00%	03/01/35	1,048,277
1,750,000	CO St Hlth Facs Auth Rev Parkview Med Ctr Proj, Ser A	4.00%	09/01/50	1,518,292
3,000,000	CO St Hlth Facs Auth Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/38	3,023,589
1,245,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	1,207,758
250,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	270,013
4,630,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	4,575,891
1,500,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,636,829
3,025,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	3,150,842
300,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	302,102
350,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	352,926
10,640,000	CO St Hlth Facs Auth Rev Ref Scl Hlth Sys, Ser B	4.00%	01/01/40	10,821,945
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (b) (d)	5.25%	11/01/32	306,250
325,000	CO St Ref, COPS	4.00%	06/15/37	336,839
2,500,000	CO St, Ser A, COPS	5.00%	12/15/34	2,974,048
1,085,000	CO St, Ser A, COPS	4.00%	12/15/37	1,125,086
495,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	526,884
1,585,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.25%	12/01/48	1,738,131
180,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/32	198,308
325,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/33	357,222

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/34	$543,212
330,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/35	352,926
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/36	529,262
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/32	5,489,213
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	5,436,962
975,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/38	1,039,491
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,089,355
1,300,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/41	1,525,516
1,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	1,088,083
1,500,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.50%	11/15/42	1,714,050
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,055,942
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	640,015
1,790,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	1,798,301
2,000,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (c)	5.00%	12/01/51	1,710,279
525,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/37	548,970
600,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/39	615,971
375,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/33	439,404
225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	230,575
200,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/39	204,227
2,735,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/49	2,541,321
1,000,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	931,056
1,000,000	Jefferson Ctr CO Met Dist # 1 Spl Rev, Ser A-2	4.38%	12/01/47	833,065
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	844,449
1,000,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/49	938,204
300,000	Larimer Weld & Boulder Cnty CO Sch Dist #R-2J Thompson	5.00%	12/15/30	345,950
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	101,247
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	179,656
3,260,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/39	3,158,158
1,700,000	Nexus N at DIA Met Dist CO	5.00%	12/01/51	1,506,058
2,460,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/24	2,565,228
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	158,108
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	157,275
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	162,090
2,000,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/45	2,063,586
2,950,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	3,132,723
1,040,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/36	1,077,074
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	470,499
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	31,311
1,150,000	Peak Met Dist #1 CO, Ser A (c)	5.00%	12/01/51	1,021,858
920,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/40	890,409
1,195,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,080,790
500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (c)	4.13%	12/15/27	496,171
1,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (c)	5.00%	12/15/41	1,499,903
700,000	Prairie Ctr Met Dist #7 CO	4.88%	12/15/44	615,013
5,235,000	Rampart Range CO Met Dist #1 Ltd Tax Supported & Spl Rev Ref & Impt, AGM	5.00%	12/01/42	5,681,638
1,000,000	Ridgeline Vista Met Dist CO, Ser A	5.25%	12/01/60	980,461

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$2,500,000	Riverwalk Metro Dist #2 CO, Ser A	5.00%	12/01/42	$2,304,807
2,015,000	S Suburban Park & Recreation Dist CO, COPS	4.00%	12/15/35	2,080,159
1,000,000	Sagebrush Farm Met Dist #1 CO Sr Bonds, Ser A	6.38%	12/01/42	1,021,485
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (Pre-refunded maturity 12/01/23) (b)	5.13%	12/01/37	577,488
1,500,000	Sky Ranch Cmnty Auth Brd CO Sr Bonds, Ser A	5.75%	12/01/52	1,440,042
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	191,702
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	1,983,667
825,000	Third Creek Met Dist #1 CO, Ser A-1	4.50%	12/01/37	718,277
825,000	Third Creek Met Dist #1 CO, Ser A-1	4.50%	12/01/42	673,017
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,360,019
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	487,197
1,210,000	Transport Met Dist #3 CO MDD, Ser 2021-A-1	5.00%	12/01/51	993,705
1,500,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/50	1,334,053
				132,153,086
	Connecticut – 2.9%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	2,039,682
1,250,000	CT St Hlth & Eductnl Facs Auth Rev Fairfield Univ, Ser Q-1	5.00%	07/01/46	1,285,924
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,050,116
5,130,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/42	5,072,362
1,030,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/47	991,699
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,081,817
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,366,166
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	203,496
500,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/34	554,400
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/35	1,095,729
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/36	1,014,414
4,700,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/37	4,745,294
300,000	CT St Hsg Fin Auth Hsg Fin Mtge Prog Ref, Subser A-1	3.65%	11/15/32	296,340
1,765,000	CT St Muni Elec Energy Coop Pwr Sply Sys Rev Ref, Ser A	5.00%	01/01/38	1,974,695
5,490,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	6,206,397
1,445,000	CT St, Ser A	5.00%	04/15/29	1,601,391
500,000	CT St, Ser A	4.00%	01/15/36	526,197
5,000,000	CT St, Ser A	4.00%	01/15/37	5,200,798
5,145,000	CT St, Ser A	4.00%	04/15/37	5,323,893
5,695,000	CT St, Ser A	4.00%	01/15/38	5,863,422
560,000	CT St, Ser E	4.00%	10/15/35	579,026
625,000	Hamden CT, BAM	6.00%	08/15/33	732,232
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (c)	5.00%	04/01/39	500,580
580,000	New Haven CT Ref, Ser B, AGM	5.00%	02/01/23	580,000
1,500,000	Univ of Connecticut CT, Ser A	5.00%	11/01/36	1,658,830
3,730,000	Univ of Connecticut CT, Ser A	5.00%	02/15/41	4,118,434
				56,663,334
	Delaware – 0.5%
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	346,227
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/35	4,811,899
3,000,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/38	3,260,372
2,076,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (c)	5.00%	07/01/28	2,098,815
				10,517,313

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	District of Columbia – 0.7%
$1,745,000	Dist of Columbia Wtr & Swr Auth Pub Util Rev Green Bond, Ser A	5.00%	10/01/39	$1,909,149
5,100,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, NATL-RE, AMT	5.00%	10/01/34	5,229,461
3,175,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/33	3,570,916
1,000,000	Washington DC Met Area Transit Auth Gross Rev	5.00%	07/01/33	1,092,885
885,000	Washington DC Met Area Transit Auth Gross Rev Ref, Ser A-1	5.00%	07/01/29	976,204
				12,778,615
	Florida – 6.9%
380,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	367,422
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	819,567
545,000	Alachua Cnty FL Hlth Facs Auth Ref Oak Hammock at The Univ of FL Inc Proj	4.00%	10/01/40	464,910
2,945,000	Alachua Cnty FL Hlth Facs Auth Ref Shands Teaching Hosp & Clinics Inc, Ser B-1	5.00%	12/01/37	3,123,687
1,250,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area 1	4.00%	05/01/51	997,038
200,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	199,336
95,000	Brookstone CDD FL Spl Assmnt Rev CDD (e)	3.88%	11/01/23	94,748
2,725,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	2,928,000
1,450,000	Broward Cnty FL Convention Ctr Hotel Rev First Tier	5.00%	01/01/32	1,742,663
1,350,000	Broward Cnty FL Port Facs Rev Ref Subord Bond, Ser D, AMT	5.00%	09/01/27	1,472,119
2,000,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	1,996,197
500,000	Creekview CDD FL Spl Assmnt Rev Phase I Proj	3.88%	05/01/27	489,431
1,000,000	Cross Creek N CDD FL Spl Assmnt	4.50%	05/01/52	874,966
1,000,000	Cypress Ml Cmnty Dev Dist FL Spl Assmt CDD Assmnt Area Two Proj	4.00%	06/15/40	871,050
420,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	396,408
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	798,233
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/52	792,560
180,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	169,705
1,250,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	3.40%	11/01/41	968,636
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	981,907
200,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	202,064
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/29	156,440
310,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/35	303,091
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/45	395,886
750,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/55	630,306
725,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/37	747,752
825,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/38	846,534
1,000,000	Fort Pierce FL Utils Auth Ref, Ser A, AGM	5.00%	10/01/35	1,164,312
180,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	180,674
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	383,618
495,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/25	518,676
545,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/27	587,009
2,970,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	4.00%	10/01/35	3,013,831

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$125,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	$125,224
1,000,000	Jacksonville FL Hlthcare Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,085,818
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,092,465
6,000,000	Jea FL Elec Sys Rev Ref Subord, Ser A	4.00%	10/01/35	6,280,594
2,980,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	3,029,613
480,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/37	494,730
500,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/38	511,265
500,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/39	508,775
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth (Pre-refunded maturity 11/15/24)	5.00%	11/15/33	1,286,927
155,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	4.50%	05/01/26	162,638
460,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/30	443,250
1,115,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/31	1,066,254
1,000,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/39	1,013,129
300,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	331,579
1,250,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/41	1,377,293
400,000	Miami FL Spl Oblg Prerefunded Ref (Pre-refunded maturity 03/01/23) (c)	5.00%	03/01/30	400,799
1,265,000	Miami FL Spl Oblg Ref Street & Sidewalk Impt Prog, Ser A, AGM (c)	5.00%	01/01/35	1,391,994
100,000	Miami FL Spl Oblg Unrefunded Ref (c)	5.00%	03/01/30	100,200
95,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	95,059
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	279,578
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,013,568
6,000,000	Miami-Dade Cnty FL Aviation Rev Ref	5.00%	10/01/41	6,235,985
2,575,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,636,937
2,625,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/40	2,739,306
2,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	2,091,365
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/25	454,110
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/32	575,115
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/37	1,233,912
2,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT (f)	5.00%	10/01/41	2,152,665
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,150,881
2,130,000	Miami-Dade Cnty FL Wtr & Swr Rev Sys, Ser A	4.00%	10/01/40	2,153,424
225,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/24	223,526
800,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	777,725
1,545,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,440,948
780,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	787,667
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	357,124
145,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A (f)	5.00%	10/01/36	163,285
500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A (f)	5.00%	10/01/37	558,424
1,500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A (f)	5.00%	10/01/41	1,658,848
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	695,356

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	$352,423
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/39	2,104,469
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys (Forward refunding maturity 08/01/23)	5.00%	08/01/31	857,454
1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys (Forward refunding maturity 08/01/23)	5.00%	08/01/41	1,039,338
800,000	Palm Beach Cnty FL Hlth Facs Auth Hosp Rev Baptist Hlth S FL Oblig Grp	5.00%	08/15/23	810,651
200,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/32	234,153
685,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/33	798,623
1,880,000	Pasco Cnty FL Sch Brd, Ser C, AGM, COPS	5.00%	08/01/34	2,181,077
6,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (c)	5.88%	01/01/33	6,629,254
85,000	Rhodine Road N CDD FL Spl Assmnt	3.50%	05/01/24	84,219
815,000	Rhodine Road N CDD FL Spl Assmnt	4.50%	05/01/40	759,225
500,000	Ridge at Apopka CDD Fl Spl Assmnt	5.38%	05/01/42	501,989
350,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	3.25%	05/01/27	334,336
305,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	294,464
205,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/31	189,753
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	433,139
1,175,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	950,535
10,000,000	Saint Lucie Cnty FL Sol Wst Disp Ref FL Pwr & Light Co Pj (a)	1.40%	05/01/24	10,000,000
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (c)	4.13%	06/15/39	296,633
1,745,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,546,671
1,615,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,408,412
3,635,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	2,979,843
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (c)	5.00%	03/01/30	2,294,791
210,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (c)	4.00%	11/01/24	209,230
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two, A Proj	5.13%	11/01/34	2,800,045
1,285,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,031,619
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	521,113
125,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/27	135,910
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	135,055
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	224,676
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	280,005
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	278,421
455,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/35	501,328
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	405,727
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	303,486
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	255,574
5,035,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/45	5,333,200
1,000,000	Tern Bay CDD FL Spl Assmnt	3.13%	06/15/27	949,912
1,250,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	1,070,869
90,000	Timber Creek CDD FL Spl Assmnt Rev (c)	4.13%	11/01/24	89,868
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	101,999
75,000	Villamar CDD FL Spl Assmnt (b)	3.75%	05/01/24	74,523
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	72,001
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	506,498
835,000	Westside FL CDD Spl Assmnt Rev Ref (c)	4.10%	05/01/37	764,186

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$210,000	WildBlue CDD FL Spl Assmnt (c)	3.50%	06/15/24	$207,779
				134,190,607
	Georgia – 3.7%
8,980,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	9,040,668
1,000,000	Atlanta GA Arpt Rev Ref, Ser C, AMT	4.00%	07/01/39	997,806
3,000,000	Atlanta GA Arpt Rev, Ser A	5.00%	07/01/42	3,375,044
650,000	Atlanta GA Tax Allocation Ref Eastside Proj (Pre-refunded maturity 01/01/26)	5.00%	01/01/30	700,086
1,300,000	Brookhaven Dev Auth GA Children’s Hlthcare of Atlanta, Ser A	5.00%	07/01/35	1,469,066
6,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Vogtle, Ser 1 (a)	1.45%	07/01/49	6,000,000
6,700,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (a)	1.75%	11/01/52	6,700,000
625,000	De Kalb GA Priv Hosp Auth Children’s Hlthcare of Atlanta, Ser B	4.00%	07/01/37	647,545
500,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/34	523,739
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	362,719
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	411,943
1,000,000	Fulton Cnty GA Dev Auth Rev Ref Children’s Hlthcare of Atlanta, Ser C	5.00%	07/01/35	1,130,051
2,775,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	2,792,169
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	839,801
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	988,381
2,525,000	GA St Hsg & Fin Auth Rev SF Mtge, Ser C	3.25%	12/01/33	2,528,118
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	42,243
5,800,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	4.00%	02/15/39	5,846,639
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	234,827
1,000,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/54	839,373
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	177,149
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,052,211
2,630,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	2,801,721
2,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 06/01/30) (f)	5.00%	06/01/53	2,654,996
1,625,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	1,656,922
14,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	14,532,763
600,000	Muni Elec Auth of GA Plant Vogtle Units 3 & 4 Proj J Bonds, Ser A, AGM	5.00%	07/01/38	670,222
350,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3 & 4 Proj J, Ser A, AGM	4.00%	01/01/39	353,826
320,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3 & 4 Proj J, Ser A, AGM	4.00%	01/01/40	322,169
275,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/29	311,128
1,175,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj (Pre-refunded maturity 04/01/24)	5.00%	04/01/33	1,209,333

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$500,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj (Pre-refunded maturity 04/01/24)	5.00%	04/01/44	$514,610
				71,727,268
	Guam – 0.3%
1,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	1,029,397
5,000,000	Guam Intl Arpt Auth Prerefunded Gen, Ser C, AMT, AGM (Pre-refunded maturity 10/01/23)	6.13%	10/01/43	5,107,647
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	325,515
				6,462,559
	Hawaii – 0.7%
3,460,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	3,621,069
1,750,000	HI St Dept of Budget & Fin Spl Purp Rev Ref Hawaiian Elec Co Inc, Ser A, AMT	3.10%	05/01/26	1,732,457
4,980,000	HI St, Ser FG	4.00%	10/01/33	5,207,083
455,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref First Bond Resolution, Ser B	5.00%	07/01/40	503,895
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,535,714
				13,600,218
	Idaho – 0.2%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,016,986
2,000,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/34	2,162,849
				3,179,835
	Illinois – 3.8%
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,212,277
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,115,012
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,114,738
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	521,515
3,000,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,206,062
2,600,000	Chicago IL Chicago Wks, Ser A	5.00%	01/01/35	2,791,233
2,000,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/41	2,132,748
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	321,038
325,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’hare Intl Arpt, Ser C, AMT	5.00%	01/01/34	369,521
3,070,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/36	3,303,916
600,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	642,530
1,500,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser A, AMT	5.00%	01/01/33	1,550,756
610,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	629,986
450,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	461,501
185,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	186,290
1,155,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/35	1,157,537
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	529,939
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	512,111
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	668,108
270,000	Chicago IL Ref, Ser C	5.00%	01/01/38	274,227
145,000	Chicago IL Ref, Ser C, CABS	(g)	01/01/24	140,382
125,000	Chicago IL Ref, Ser C, CABS	(g)	01/01/25	116,808
3,500,000	Chicago IL Wtrwks Rev 2nd Lien Remk, BAM	5.00%	11/01/30	3,775,494
2,060,000	Chicago IL, Ser A	5.00%	01/01/27	2,155,735
2,425,000	DuPage & Cook Cntys IL Twp High Sch Dist #86 Hinsdale	4.00%	01/15/36	2,523,763

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	$520,637
170,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	171,034
305,000	IL St	5.00%	05/01/23	306,654
240,000	IL St	5.00%	05/01/24	246,304
125,000	IL St	5.00%	06/01/27	132,195
325,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/33	360,772
850,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/34	937,657
970,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/35	1,057,227
300,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/36	323,875
1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/39	1,040,053
500,000	IL St Fin Auth Rev Loc Govt Prog E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	565,696
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	887,340
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Oblig Grp, Ser A	5.00%	11/01/24	35,864
1,010,000	IL St Fin Auth Rev Sthrn IL Hlthcare, Ser A	5.00%	03/01/47	1,037,463
500,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	522,819
95,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	98,944
465,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	483,131
320,000	IL St Ref	4.00%	08/01/25	320,273
115,000	IL St Ref, Ser B	5.00%	10/01/24	118,942
2,405,000	IL St Sales Tax Rev Junior Oblig, Ser A, BAM	3.00%	06/15/34	2,308,067
100,000	IL St Sales Tax Rev Ref Junior Oblig Build IL Bonds, Ser C	5.00%	06/15/29	108,375
1,500,000	IL St, Ser A	5.00%	12/01/26	1,601,688
2,500,000	IL St, Ser A	5.50%	03/01/42	2,721,994
2,000,000	IL St, Ser B	4.00%	12/01/37	1,959,224
6,200,000	IL St, Ser C	5.00%	11/01/29	6,624,373
1,250,000	IL St, Ser D	5.00%	11/01/23	1,270,451
1,005,000	IL St, Ser D	5.00%	11/01/24	1,041,011
325,000	IL St, Ser D	5.00%	11/01/26	346,687
1,500,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (c)	4.82%	01/01/41	1,392,292
500,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/28	528,969
1,175,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/39	1,329,996
700,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/40	789,146
3,635,000	Morton Grove-Niles Wtr Commn IL Wtr, Ser A	5.00%	12/01/41	3,966,777
405,000	Peoria IL Ref, Ser C, AGM	4.00%	01/01/33	437,718
1,000,000	Piatt Champaign & De Witt Cntys IL Cmnty Unit Sch Dist #25 Ref, Ser B, BAM	5.00%	11/01/33	1,090,023
145,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/26	156,480
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	707,682
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	112,632
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	127,239
2,740,000	Schaumburg IL Ref	4.00%	12/01/23	2,768,175

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,560,000	Woodford McLean & Livingston Cntys IL Cmnty United Sch Dist, Ser B, BAM	4.00%	11/01/36	$1,623,753
				73,592,859
	Indiana – 1.5%
2,270,000	Avon IN Cmnty Sch Bldg Corp	5.00%	01/15/41	2,522,956
3,080,000	Borden Henryville Multi Sch Bldg Corp IN	5.00%	07/15/39	3,454,222
1,920,000	Carmel IN Loc Pub Impt Bond Bank Multipurpose, Ser 2016	5.00%	07/15/34	2,073,576
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (c)	5.30%	01/01/32	225,377
3,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	2,983,649
1,500,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,547,092
4,000,000	IN St Fin Auth Envrnmntl Rev Var Ref Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/23)	4.50%	12/15/46	4,005,109
930,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	942,761
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,338,665
1,000,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/40	1,105,366
700,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (e)	5.25%	07/01/28	710,167
1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (e)	5.88%	07/01/38	1,014,963
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A (Forward refunding maturity 11/15/23)	5.75%	11/15/28	468,870
55,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A (Forward refunding maturity 11/15/23)	6.00%	11/15/28	56,158
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	538,165
1,500,000	IN St Fin Auth Rev Priv Activity OH River Bridges E End Xing P3 Proj, Ser A (Pre-refunded maturity 07/01/23)	5.00%	07/01/40	1,513,385
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	295,017
550,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/30	589,442
400,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/32	427,369
500,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/33	532,939
1,690,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	1,420,563
1,500,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,554,007
330,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/33	349,875
				29,669,693
	Iowa – 0.8%
1,000,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/33	1,130,116
720,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/34	812,365
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,450,488
2,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	2,045,091
8,190,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	8,503,846
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	5.00%	06/01/32	220,537
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/35	303,373
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/38	197,507

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa (Continued)
$300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	$293,989
				15,957,312
	Kansas – 0.9%
875,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	834,147
4,210,000	Johnson & Miami Cntys KS Unif Sch Dist #230 Spring Hill, Ser A	5.00%	09/01/35	4,694,160
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,339,228
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,587,166
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	530,119
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	661,907
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	608,037
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	525,049
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	545,604
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	619,700
1,045,000	Lenexa KS Hlthcare Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,062,961
2,000,000	Wyandotte Cnty Kansas City KS Unif Govt Util Sys Rev Impt, Ser A	5.00%	09/01/40	2,076,171
475,000	Wyandotte Cnty Kansas City KS Unif Govt Util Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	491,476
2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (c)	5.75%	09/01/39	1,949,889
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM (Pre-refunded maturity 09/01/27)	5.00%	09/01/32	168,429
				17,694,043
	Kentucky – 2.6%
2,350,000	Bowling Green KY Wtr & Swr Rev, AGM	4.00%	06/01/32	2,445,765
1,000,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/25	1,051,106
500,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/39	492,987
3,500,000	KY Bond Dev Corp Indl Bldg Rev KY Communications Network Auth Proj, BAM	5.00%	09/01/49	3,812,152
145,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/28	158,329
275,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/36	291,190
3,000,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/41	3,128,655
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(g)	10/01/25	147,089
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	622,399
3,795,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/44	3,952,874
730,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/35	788,439
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	957,472
5,620,000	KY St Office Building Proj, Ser A, COPS	5.00%	04/15/38	6,124,560
5,000,000	KY St Property & Bldgs Commn Revs Proj #124, Ser A, AGM	5.00%	11/01/37	5,620,035
5,395,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	5,395,515
6,300,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	6,320,352
440,000	KY St Univ Proj, COPS, BAM	4.00%	11/01/46	438,962
500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/40	486,570
3,315,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	3,540,635

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$1,120,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/31	$1,194,787
290,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Green Bond, Ser A	5.00%	05/15/29	337,875
4,000,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Green Bond, Ser B-1 (a)	2.00%	08/01/61	4,000,000
45,000	Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty Cmnty Hosp Corp	5.00%	04/01/23	45,191
				51,352,939
	Louisiana – 1.3%
1,260,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/35	1,334,885
1,520,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/36	1,597,353
2,530,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/38	2,572,545
6,500,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser A	4.00%	02/01/45	6,488,952
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,059,188
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	272,881
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	1,792,643
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,434,037
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	382,652
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	803,168
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/29	803,010
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	213,949
1,305,000	New Orleans LA Wtr Rev (Pre-refunded maturity 12/01/25)	5.00%	12/01/34	1,400,513
1,050,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/28	1,100,882
1,000,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	979,965
625,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser A, AGM	5.00%	12/01/32	705,675
1,650,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,722,994
				24,665,292
	Maine – 0.0%
1,000,000	ME St Fin Auth Green Bond Go Lab Madison, LLC Proj, AMT (c)	8.00%	12/01/51	702,030
	Maryland – 1.5%
2,000,000	Baltimore Cnty MD	5.00%	03/01/29	2,331,759
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	539,429
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	617,937
600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	615,946
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	700,798
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	655,880
700,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/38	701,392
2,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	2,048,693
100,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.75%	06/01/24	97,767
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.80%	06/01/25	120,340
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.85%	06/01/26	128,197
1,000,000	Gaithersburg MD Econ Dev Rev Ref Proj Asbury MD Oblig Grp, Ser A	4.50%	01/01/25	1,006,972

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$550,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/36	$567,413
500,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	480,543
1,650,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	5.00%	07/01/55	1,691,591
600,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	600,719
2,490,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,628,982
5,000,000	MD St First Ser	4.00%	06/01/29	5,111,543
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlthcare Oblig Grp, Ser A	5.50%	01/01/26	529,703
5,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Johns Hopkins Hlth, Ser C (Pre-refunded maturity 05/15/23)	5.00%	05/15/38	5,035,683
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/30	861,163
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/32	1,074,695
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	253,748
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	226,046
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	700,420
				29,327,359
	Massachusetts – 0.7%
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	2,335,041
2,155,000	MA St Bay Transprtn Auth Sales Tax Rev Sr, Ser A	5.00%	07/01/45	2,239,844
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (c)	5.00%	11/15/28	266,612
3,920,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/32	4,342,303
1,555,000	MA St Port Auth, Ser C, AMT	5.00%	07/01/31	1,727,245
2,000,000	MA St Transprtn Fund Rev Rail Enhancement Prog, Ser A	5.00%	06/01/45	2,074,267
				12,985,312
	Michigan – 3.4%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	246,608
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	512,996
250,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/30	272,728
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/32	162,809
155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	162,774
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	104,109
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	154,924
735,000	Grand Traverse Cnty MI Hosp Fin Auth Munson Hlthcare Oblig Grp, Ser A	5.00%	07/01/44	767,154
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/31	1,084,272
60,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	57,473
1,195,000	Lake Shore MI Pub Schs, Ser I	5.00%	11/01/37	1,356,659
1,000,000	Marquette MI Brd of Light & Pwr Elec Util Sys Rev Ref, Ser A	5.00%	07/01/29	1,079,432
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	899,095
325,000	MI St Fin Auth Rev Loc Govt Loan Prog Great Lakes Wtr Auth Ref, Ser C	5.00%	07/01/27	341,301
2,000,000	MI St Fin Auth Rev Multi Modal Mclaren Hlth Care, Ser A	4.00%	02/15/47	1,929,248
375,000	MI St Fin Auth Rev Prerefunded CHE Trinity Hlth Credit Grp Ref, Ser 2013-5 (Pre-refunded maturity 12/01/29)	4.00%	12/01/40	416,423

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$2,460,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/29	$2,540,871
1,070,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	04/15/33	1,280,091
2,155,000	MI St Fin Auth Rev Ref CHE Trinity Hlth Credit Grp Remk, Ser 2013-4	5.00%	12/01/39	2,343,206
4,050,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	4,121,407
2,565,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	2,600,494
7,905,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	5.00%	11/15/41	8,171,991
2,000,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser B	5.00%	05/15/33	2,085,721
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,043,018
7,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/30	7,207,450
2,405,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/34	2,468,182
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog, Ser F1	3.88%	10/01/23	125,120
4,000,000	MI St Fin Auth Rev Ref Sr Lien Great Lakes Wtr Auth, Ser C-6	5.00%	07/01/33	4,112,367
2,500,000	MI St Fin Auth Rev Ref Sr Turbo, Ser A-2	5.00%	06/01/40	2,598,304
1,000,000	MI St Hosp Fin Auth Ref Ascension Hlth Sr Cr Grp Remk, Ser F-4	5.00%	11/15/47	1,045,493
565,000	MI St Hosp Fin Auth Ref Ascension Sr Credit Remk, Ser F7	5.00%	11/15/47	582,912
1,000,000	MI St Univ Revs Brd of Trustees, Ser B	5.00%	02/15/34	1,137,412
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	738,856
3,000,000	Royal Oak MI Hosp Fin Auth Ref Beaumont Hlth Credit Grp, Ser D (Pre-refunded maturity 03/01/24)	5.00%	09/01/39	3,082,895
4,500,000	Univ of Michigan MI, Ser A	3.00%	04/01/28	4,503,757
1,990,000	Utica MI Cmnty Schs Ref Sch Bldg & Site	5.00%	05/01/31	2,154,668
2,800,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	2,960,715
				66,452,935
	Minnesota – 0.4%
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	403,735
2,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	2,550,046
580,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	607,475
4,000,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	4,177,961
				7,739,217
	Mississippi – 0.5%
5,000,000	MS St Hosp Equipment & Facs Auth Baptist Memorial Hlth Care, Ser A	5.00%	09/01/41	5,067,203
2,000,000	MS St, Ser A (Pre-refunded maturity 11/01/26)	5.00%	11/01/33	2,205,697
500,000	W Rankin MS Util Auth Rev, AGM (Pre-refunded maturity 01/01/25)	5.00%	01/01/32	525,382
1,215,000	W Rankin MS Util Auth Rev, AGM (Pre-refunded maturity 01/01/25)	5.00%	01/01/33	1,276,678
				9,074,960
	Missouri – 1.1%
285,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/30	306,979
300,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/31	322,759
2,150,000	Jackson Cnty MO Consol Sch Dist #4	4.00%	03/01/31	2,266,615
2,000,000	Jackson Cnty MO Consol Sch Dist #4	5.00%	03/01/35	2,166,550
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	726,374

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$1,670,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth Sys	5.00%	02/15/26	$1,708,771
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	230,331
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	434,304
1,000,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/38	1,009,677
440,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/36	392,396
410,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/41	345,076
750,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	5.00%	02/15/32	829,741
710,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	4.00%	02/15/39	716,893
160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	160,000
245,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/25	246,609
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	979,388
650,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	632,198
1,960,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/29	1,891,995
2,120,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/31	2,005,757
555,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	520,160
160,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/28	162,578
1,925,000	MO St Hlth & Eductnl Facs Auth Var St Louis Univ, Ser B-1 (a)	1.25%	10/01/35	1,925,000
1,040,000	Saint Louis MO Muni Fin Corp Sales Tax Leasehold Rev Ref	5.00%	02/15/28	1,107,971
				21,088,122
	Montana – 0.2%
740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	768,110
130,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/29	139,095
2,000,000	MT St Fac Fin Auth Rev Ref Scl Hlth Sys, Ser A	4.00%	01/01/36	2,088,479
				2,995,684
	Nebraska – 0.4%
5,870,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/29	6,390,143
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	529,379
				6,919,522
	Nevada – 0.6%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	806,018
805,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	807,472
4,000,000	Clark Cnty NV Sch Dist, Ser A	5.00%	06/15/37	4,562,448
250,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.25%	06/01/27	225,878
250,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.50%	06/01/28	222,555
1,230,000	Las Vegas Vly NV Wtr Dist Ref Wtr Impt, Ser A	5.00%	06/01/46	1,294,342
115,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.50%	06/01/24	114,254
135,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	134,344
170,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	167,589
240,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	234,746
335,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A (c)	5.00%	07/15/27	340,240
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	328,262
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	1,037,463
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	298,911
375,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (c)	2.50%	06/15/24	365,960
				10,940,482

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Hampshire – 0.1%
$2,740,000	NH St Hlth & Edu Facs Auth Rev Concord Hosp Trust	5.00%	10/01/42	$2,862,002
	New Jersey – 2.3%
1,600,000	Newark NJ, Ser D, BANS	4.00%	09/29/23	1,608,755
150,000	NJ St Econ Dev Auth Motor Vehcl Sur Rev, Ser A, NATL-RE	5.25%	07/01/24	154,099
1,000,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/23	1,009,131
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/28	490,916
2,000,000	NJ St Econ Dev Auth Ref Sch Facs Constr, Ser N-1, NATL-RE	5.50%	09/01/23	2,031,739
500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	504,309
2,000,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.25%	11/01/40	2,203,967
3,250,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/39	3,461,832
2,930,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/44	3,077,351
350,000	NJ St Econ Dev Auth Rev Self Designated Social Bonds, Ser QQQ	4.00%	06/15/35	361,568
1,050,000	NJ St Econ Dev Auth Rev Social Bonds, Ser QQQ	5.00%	06/15/31	1,211,941
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	503,862
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(g)	12/15/25	1,186,446
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/28	177,829
2,500,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/43	2,734,817
1,750,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/28	1,972,268
140,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	149,125
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/26	3,306,052
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	560,197
2,250,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/31	2,515,873
1,000,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/34	1,097,535
1,400,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.25%	12/15/23	1,430,253
105,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.00%	12/15/24	109,494
220,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/31	245,996
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/33	1,105,856
2,000,000	NJ St Turnpike Auth Turnpike Rev, Ser A	5.00%	01/01/32	2,065,776
500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	533,948
1,850,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/37	1,947,448
5,505,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.25%	06/01/46	5,754,103
1,010,000	Tobacco Stlmt Fing Corp NJ Ref, Subser B	5.00%	06/01/46	1,020,267
				44,532,753
	New Mexico – 0.5%
325,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/32	352,193
265,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/31	312,265
185,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/32	217,590
290,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/33	338,988
1,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM San Juan Proj Remk, Ser D (Mandatory put 06/01/23)	1.10%	06/01/40	991,202
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/33	599,769
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/34	394,119

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Mexico (Continued)
$300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/35	$310,827
150,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.00%	10/01/23	149,314
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.20%	10/01/24	227,553
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	236,137
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	244,616
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	253,168
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	359,643
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	906,095
1,000,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/33	1,021,944
1,360,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/34	1,376,362
520,000	Santa Fe NM Retmnt Fac Rev El Castillo Retmnt Proj, Ser A	5.00%	05/15/34	500,000
				8,791,785
	New York – 7.1%
460,000	Buffalo NY Muni Wtr Fin Auth, Ser A, AGM	4.00%	07/01/49	477,727
415,000	Build NYC Res Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/36	451,320
2,000,000	Build NYC Res Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	2,109,883
715,000	Hempstead Town NY Loc Dev Corp Rev Ref Hofstra Univ Proj, Ser A	4.00%	07/01/40	720,741
495,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/38	535,371
5,000,000	Long Island NY Pwr Auth Elec Sys Rev Elec Sys Rev Gen, Ser A, BAM	5.00%	09/01/44	5,107,938
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	402,479
500,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	4.00%	09/01/39	509,963
2,150,000	Met Transprtn Auth NY Rev Ref Transprtn, Subser C-1	5.00%	11/15/34	2,205,119
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth Clg of Rochester Proj, Ser A	5.00%	10/01/23	849,698
5,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	5,043,385
750,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Sec CC-1	4.00%	06/15/42	752,022
4,285,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser CC-1	4.00%	06/15/33	4,469,357
175,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser EE-2	5.00%	06/15/40	192,519
2,000,000	New York City NY Transitional Fin Auth Rev Future Tax Sec Sub, Subser D-1	5.50%	11/01/45	2,346,094
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,056,073
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,596,366
1,350,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A, Subser E-1	5.00%	02/01/36	1,457,146
10,000,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/37	10,242,900
2,500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	2,549,345
4,000,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-1	5.25%	08/01/40	4,686,016
500,000	New York St Dorm Auth Revs Non St Supported Debt Ref-Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	548,580
1,000,000	NY City NY Transitional Fin Auth Bldg Aid Rev Subord Ref, Ser S-2A	5.00%	07/15/34	1,126,338
10,400,000	NY NY Adj Fiscal 2020, Subser B-3 (a)	1.50%	10/01/46	10,400,000
415,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/37	421,838

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$5,690,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/40	$5,729,555
6,000,000	NY NY Fiscal 2022, Subser D-1	5.25%	05/01/39	7,004,665
5,730,000	NY NY, Ser B, Subser B-1	5.25%	10/01/39	6,726,547
2,925,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	3,383,712
6,000,000	NY NY, Ser F-1	5.00%	03/01/43	6,631,424
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	327,649
475,000	NY St Dorm Auth Revs Non St Supported Debt Sch Dists Bd Fing Prog, Ser A, AGM	4.00%	10/01/35	496,006
8,000,000	NY St Dorm Auth Sales Tax Rev Ref Grp 3, Ser E	5.00%	03/15/38	8,784,007
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,637,028
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	3,031,091
195,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	190,929
2,225,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/40	2,521,403
4,185,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/41	4,709,290
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	1,255,598
2,720,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	2,844,065
200,000	NY St Urban Dev Corp Rev Ref St Personal Income Tax Rev, Ser C	5.00%	03/15/44	219,481
2,000,000	Onondaga Cnty NY Trust Cultural Res Rev Ref Syracuse Univ Proj	5.00%	12/01/39	2,238,997
500,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	505,435
465,000	Port Auth of NY & NJ NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	475,319
5,000,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	5,342,355
700,000	Suffolk NY Tobacco Asset Securitization Corp Tobacco Stlmt Ref Tobacco Stlmt Asset Backed Sr Bonds, Ser A-2	4.00%	06/01/50	639,069
150,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	146,629
8,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/48	7,528,953
2,165,000	Util Debt Securitization Auth NY Ref Restructuring Bonds, Ser TE-1	5.00%	12/15/39	2,536,860
400,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	4.00%	10/15/29	381,600
850,000	Yonkers NY, Ser F, BAM	5.00%	11/15/40	946,870
500,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	553,908
				137,046,663
	North Carolina – 0.7%
250,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/29	291,370
890,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arp, Ser B, AMT	5.00%	07/01/29	1,001,539
575,000	Charlotte-Mecklenburg NC Hosp Auth Hlthcare Sys Rev Ref Carolinas Hlthcare Sys, Ser A	5.00%	01/15/34	609,061
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	815,893
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,435,231
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,049,923
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	443,593
900,000	NC St Capital Facs Fin Agy Stdt Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	949,661
1,270,000	NC St Med Care Commn Hlthcare Facs Rev the Presbyterian Homes Oblig Grp, Ser A	5.00%	10/01/45	1,269,902

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$1,500,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	$1,604,403
1,500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/50	1,395,932
1,000,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/35	1,015,305
630,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A (Pre-refunded maturity 10/01/23)	5.00%	10/01/29	659,085
470,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A (Pre-refunded maturity 10/01/23)	5.00%	10/01/32	491,698
750,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A (Pre-refunded maturity 10/01/23)	5.00%	10/01/37	784,624
500,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A (Pre-refunded maturity 10/01/23)	5.00%	10/01/47	523,083
				14,340,303
	North Dakota – 0.0%
500,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	4.00%	12/01/36	499,019
	Ohio – 3.3%
750,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/35	736,875
900,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/36	873,506
2,600,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/42	2,760,946
500,000	American Muni Pwr OH Inc OH Rev Ref Fremont Energy Ctr Proj, Ser A	4.00%	02/15/37	513,012
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	103,092
195,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/39	199,910
3,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser A-2, Class 1	4.00%	06/01/37	3,011,233
2,400,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	2,292,009
135,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/30	146,616
1,500,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/31	1,627,803
1,000,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/32	1,083,516
370,000	Butler Cnty OH Port Auth Econdev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	363,464
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,031,712
80,000	Cleveland OH Pub Pwr Sys Rev Prerefunded Ref, Ser A, AGM	5.00%	11/15/24	83,703
1,000,000	Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM	4.00%	11/15/35	1,035,516
420,000	Cleveland OH Pub Pwr Sys Rev Unrefunded Ref, Ser A, AGM	5.00%	11/15/24	438,787
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	354,558
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	285,356
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	432,358
2,100,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	1,898,476
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,056,342
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,095,082
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,204,954
575,000	Miamisburg OH City Sch Dist Ref (Pre-refunded maturity 12/01/25)	5.00%	12/01/35	619,544

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	$408,108
1,375,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	1,385,544
600,000	NE OH Med Univ Gen Recpts Ref, Ser A	4.00%	12/01/35	602,991
1,760,000	NW OH Loc Sch Dist Hamilton & Butler Cntys Sch Impt (Pre-refunded maturity 12/01/23)	5.00%	12/01/45	1,797,414
2,500,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	2,278,577
5,750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (c)	5.00%	07/01/49	5,254,739
3,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser B, AMT (Mandatory put 10/01/29)	2.60%	06/01/41	2,759,192
1,000,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	971,028
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,070,310
1,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	1,024,981
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	2,046,211
1,000,000	OH St Hgr Eductnl Fac Commn Denison Univ Proj	5.00%	11/01/38	1,101,955
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	956,643
2,455,000	OH St Hosp Rev Ref Univ Hosps Hlth Sys Inc, Ser E	4.00%	01/15/40	2,429,072
150,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/33	166,767
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	358,348
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	499,078
700,000	OH St Wtr Dev Auth Rev Sustainability Bond, Ser A	5.00%	12/01/39	818,519
1,000,000	OH St Wtr Dev Auth Rev Sustainability Bond, Ser A	5.00%	12/01/40	1,162,959
1,000,000	OH St Wtr Dev Auth Rev Sustainability Bond, Ser A	5.00%	12/01/41	1,156,462
2,500,000	OH St, Ser T	5.00%	05/01/32	2,773,539
6,325,000	Ross Cnty OH Hosp Rev Ref Adena Hlth Sys Oblig Grp Proj	5.00%	12/01/39	6,566,022
550,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/39	565,950
500,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/40	512,165
				64,914,944
	Oklahoma – 0.8%
900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	855,646
6,000,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (c)	7.25%	09/01/51	6,298,311
2,815,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/34	3,053,173
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/25	1,062,853
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,084,769
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,022,614
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	257,536
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,123,646
				14,758,548
	Oregon – 1.2%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	464,170

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon (Continued)
$170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	$168,341
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	251,354
1,250,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/34	1,404,251
4,000,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/34	4,392,574
2,035,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/35	2,223,762
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,149,191
500,000	Oregon City OR	4.00%	06/01/37	522,582
1,890,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/29	2,116,280
1,000,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/38	1,072,035
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,659,974
4,950,000	Tri Cnty OR Met Transprtn Dist, Ser A, GARVEE	5.00%	10/01/32	5,494,537
725,000	Tri-Cnty OR Met Transprtn Dist, Ser A	4.00%	09/01/39	750,520
1,000,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/47	1,032,102
				23,701,673
	Pennsylvania – 6.7%
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	1,645,296
505,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/34	567,425
3,050,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/35	3,130,375
2,180,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,211,635
2,095,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/37	2,116,104
2,650,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	2,671,518
1,075,000	Allegheny Vly PA Jt Sewage Auth Green Bond, BAM	4.00%	08/01/47	1,076,666
900,000	Armstrong PA Sch Dist Ref, Ser A, BAM	5.00%	03/15/31	1,041,483
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	517,970
460,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	464,380
735,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/38	735,484
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	1,000,321
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,204,620
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	421,349
765,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	771,694
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/25	1,051,001
410,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/26	440,421
500,000	Colonial PA Sch Dist	5.00%	02/15/36	522,217
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	317,944
270,000	Conestoga Vly PA Sch Dist	4.00%	02/01/31	289,336
300,000	Conestoga Vly PA Sch Dist	4.00%	02/01/32	320,100
50,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/30	52,442
105,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/30	110,128

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$65,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	$68,175
285,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	298,920
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,179,055
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,018,394
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,661,229
145,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	147,320
350,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	353,737
280,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/34	299,129
390,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/35	412,460
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,236,041
100,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/32	108,398
115,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/33	124,367
245,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/34	263,770
290,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/35	309,943
715,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	754,927
770,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	812,187
2,500,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys, Ser A-1	5.00%	02/15/45	2,568,945
760,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/31	813,208
515,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/33	545,307
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,735,106
480,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/30	481,009
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,061,724
1,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/38	1,090,883
1,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/39	1,085,135
1,735,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/40	1,872,056
750,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/45	646,532
750,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	630,860
2,415,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	1,963,954
405,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/29	432,255
420,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/30	446,287
3,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	3,052,123
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	502,479
1,550,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/36	1,604,357
1,090,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/38	1,116,933
300,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/35	315,796
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	572,748
610,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/38	623,129
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	1,023,023
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,013,774
2,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/44	1,954,588

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	$497,037
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	102,960
200,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	204,724
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	601,912
140,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	145,640
225,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/26	237,290
540,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	568,202
1,800,000	Northampton Cnty PA Gen Purp Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	1,928,262
500,000	PA St 2nd, Ser CR, AGM	4.00%	09/15/31	527,775
50,000	PA St Econ Dev Fin Auth Rev UPMC Rev, Ser B	4.00%	03/15/40	49,895
2,500,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Waste Mgmt Inc Proj Remk, AMT (Mandatory put 05/01/23)	4.00%	08/01/45	2,500,048
2,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev the Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	2,249,424
1,250,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev the Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/36	1,391,170
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,167,633
2,810,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	2,800,181
880,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 125B, AMT	3.70%	10/01/47	840,244
5,410,000	PA St Hsg Fin Agy SF Mtge Rev, Ser 127B	3.55%	10/01/33	5,429,610
565,000	PA St Turnpike Commn Turnpike Rev Conv Cap Apprec, Subser E	6.38%	12/01/38	647,490
1,000,000	PA St Turnpike Commn Turnpike Rev Ref	5.00%	12/01/33	1,045,704
1,000,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/41	1,122,331
545,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/42	611,671
2,875,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A, BAM	5.00%	12/01/44	3,046,920
550,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	586,972
4,500,000	PA St Turnpike Commn Turnpike Rev, Subser A	4.00%	12/01/45	4,427,742
200,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/34	215,114
300,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/35	320,265
1,200,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/38	1,197,725
750,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/40	740,081
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	638,475
375,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/50	381,846
2,250,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/41	1,909,534
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	306,261
1,625,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	1,716,118
1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	1,075,690
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,122,706
5,235,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 15th Ser	5.00%	08/01/42	5,443,240
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/26	544,002
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	556,269
750,000	Philadelphia PA Ref, Ser A (Pre-refunded maturity 01/15/24)	5.25%	07/15/28	770,344
2,000,000	Philadelphia PA, Ser A	4.00%	05/01/41	2,013,725
3,260,000	Philadelphia PA, Ser B, BAM	5.00%	02/01/34	3,768,245

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$300,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/32	$350,161
205,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/34	235,856
2,000,000	S Estrn PA Transprtn Auth Asset Impt Prog	5.25%	06/01/40	2,335,972
3,650,000	S Estrn PA Transprtn Auth Asset Impt Prog	5.25%	06/01/41	4,240,509
300,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/34	324,007
325,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/35	346,900
235,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/36	247,377
1,835,000	Scranton PA Sch Dist	4.00%	12/01/42	1,781,831
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	412,197
390,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/31	421,067
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/34	267,818
300,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/35	317,135
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/36	261,110
200,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/39	204,074
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/40	305,013
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/42	304,240
245,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/43	247,551
105,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/28	101,981
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	130,164
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	196,364
1,970,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,045,502
				130,407,478
	Puerto Rico – 0.8%
5,000,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	4,686,722
6,558,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	6,589,488
429,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(g)	07/01/27	354,268
1,536,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(g)	07/01/31	1,036,456
3,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	3,359,379
				16,026,313
	Rhode Island – 0.3%
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	169,666
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	361,041
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	257,259
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,169,611
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,511,399
1,700,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	1,726,716
				5,195,692
	South Carolina – 0.7%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	1,963,796
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,022,151
1,310,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	1,315,652

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	$1,002,279
1,075,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	947,899
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	30,383
2,375,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/39	2,737,588
2,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/40	2,293,105
1,995,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/42	2,263,201
355,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/35	359,160
				13,935,214
	South Dakota – 0.2%
1,000,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/51	833,916
510,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/31	552,117
505,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/32	545,052
1,000,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev Ref Hsg & Auxiliary Facs Sys	5.00%	04/01/30	1,116,375
420,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev, Ser B	5.00%	04/01/29	436,826
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	109,673
200,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/28	195,796
640,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/32	599,236
				4,388,991
	Tennessee – 1.5%
250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	272,805
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	199,895
825,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	900,256
2,500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	2,604,001
325,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Stdt Hsg CDFI Phase I	5.00%	10/01/23	327,623
865,000	Met Govt Nashville & Davidson Cnty TN Elec Rev Sys, Ser A	5.00%	05/15/35	948,640
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,432,989
600,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/29	629,378
400,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/34	420,434
700,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/39	715,945
3,000,000	Met Govt Nashville & Davidson Cnty TN, Ser A	4.00%	01/01/37	3,157,246
600,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.25%	07/01/35	687,081
750,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/38	857,983
4,000,000	TN Energy Acq Corp Cmdy Proj Rev, Ser A (Mandatory put 11/01/31)	5.00%	05/01/52	4,292,188
5,435,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	5,440,813

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$5,000,000	TN St Sch Bond Auth Hgr Eductnl Facs 2nd Prog Ref, Ser B (Pre-refunded maturity 11/01/25)	5.00%	11/01/45	$5,347,161
				28,234,438
	Texas – 6.8%
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	478,847
525,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/34	602,298
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	587,163
1,645,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	1,289,515
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	463,045
350,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/35	392,011
4,150,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	4,467,489
3,735,000	Austin TX Ref	3.15%	09/01/28	3,791,830
4,000,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/42	4,312,522
910,000	Bexar Cnty Tx Rev Ref Tax Exempt Venue Proj	4.00%	08/15/38	921,536
600,000	Brd of Managers TX Jt Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	605,806
305,000	Celina TX Spl Assmnt Rev Ref the Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/29	321,201
350,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	373,256
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A (Pre-refunded maturity 07/01/25)	5.00%	01/01/29	905,338
130,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/35	147,423
700,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/38	775,259
445,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	491,163
600,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/40	607,840
640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	645,282
500,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	500,890
645,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	646,207
415,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	483,636
1,300,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref, Ser A	4.00%	12/01/34	1,390,478
490,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/37	490,206
4,350,000	Dallas-Fort Worth TX Intl Arpt Rev Ref, Ser A	4.00%	11/01/36	4,481,161
500,000	El Paso TX Ref, Ser A	4.00%	08/15/36	518,067
1,170,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.50%	12/01/31	1,033,541
1,500,000	Galveston TX Indep Sch Dist	5.00%	02/01/36	1,708,017
1,750,000	Galveston TX Indep Sch Dist	5.00%	02/01/37	1,980,862
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,038,518
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,161,074
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	2,791,943
2,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	3.00%	08/15/37	1,787,240
1,500,000	Hidalgo Cnty TX Regl Mobility Auth Toll & Vehcl Registration Sr Lien, Ser A	4.00%	12/01/37	1,447,766
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,819,265
2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	2,826,884
2,500,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/39	2,470,818
250,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/40	246,388
2,000,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	1,802,517
1,730,000	Houston TX Cmnty Clg Ref	4.00%	02/15/37	1,757,889

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	$1,112,410
1,000,000	Houston TX Util Sys Rev Ref 1st Lien Subord, Ser D	5.00%	11/15/29	1,069,760
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/26	238,025
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/27	241,125
700,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (c)	3.38%	09/01/41	554,914
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (c)	4.63%	09/01/39	483,888
430,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (c)	4.35%	08/15/25	441,026
410,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (c)	4.20%	08/15/25	419,870
1,250,000	Laredo TX Cmnty Clg Dist Combined Fee Rev Ref, BAM	4.00%	08/01/33	1,322,752
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (e)	5.13%	09/01/38	1,299,224
1,000,000	Leonard TX Indep Sch Dist, BAM	5.00%	02/15/42	1,114,880
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	545,056
3,795,000	Liberty Hill TX Indep Sch Dist Ref, Ser A	5.00%	02/01/36	4,430,809
700,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	752,036
400,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/37	428,083
610,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/38	648,683
1,000,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/40	1,056,851
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	412,591
1,570,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/35	1,497,360
700,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (c)	4.25%	09/15/51	609,009
2,003,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (c)	4.75%	09/15/41	1,919,227
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,397,061
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.25%	01/01/38	1,156,491
5,950,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/02/38	6,028,260
170,000	N TX Tollway Auth Rev Ref Second Tier, Ser B	5.00%	01/01/29	191,642
1,525,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,557,482
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	266,202
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,415,436
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,194,832
250,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/50	194,077
2,000,000	New Hope Cultural Edu Facs Fincorp TX Edu Rev Ref Jubilee Acad Ctr (c)	4.00%	08/15/36	1,810,464
400,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/32	463,410
2,010,000	San Antonio TX Wtr Rev Ref Wtr Sys Junior Lien, Ser C	5.00%	05/15/38	2,250,316
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	2,804,847
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Cook Children’s Med Ctr	4.00%	12/01/35	773,740
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	857,254

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$4,080,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Christus Hlth, Ser B	5.00%	07/01/43	$4,257,136
1,635,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/26	1,745,772
250,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/29	265,848
5,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/34	5,362,112
2,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Segment 3C Proj, AMT	5.00%	06/30/58	2,787,484
7,510,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser A	5.00%	08/15/39	8,209,793
865,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	888,444
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	879,667
250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	263,865
2,175,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	5.00%	10/15/34	2,640,786
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	162,262
1,900,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/35	2,025,322
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,603,865
500,000	Viridian TX Muni Mgmt Dist Ref Util Impt, BAM	6.00%	12/01/26	530,201
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	158,305
125,000	Viridian TX Muni Mgmt Dist Util Impt, BAM	5.00%	12/01/26	127,666
1,605,000	W Harris Cnty TX Regl Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/36	1,472,884
				131,902,696
	Utah – 1.3%
4,400,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (c)	4.00%	03/01/51	3,409,279
1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	1,456,101
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,484,801
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,604,617
4,000,000	Intermountain Pwr Agy UT Pwr Sply Rev Ref, Ser A	5.00%	07/01/42	4,494,624
1,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	1,348,661
2,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,083,942
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/32	422,433
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/37	336,774
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (c)	5.00%	06/15/49	1,463,344
750,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/33	900,931
4,875,000	UT St Transit Auth Sales Tax Rev Ref Sub, BAM	5.00%	12/15/40	5,320,463
1,145,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A (Pre-refunded maturity 06/15/25)	5.00%	06/15/35	1,220,104
				25,546,074
	Vermont – 0.3%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	574,533
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	750,450
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	589,485
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (c)	4.63%	04/01/36	1,975,922
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,658,507
				6,548,897
	Virginia – 1.3%
1,000,000	Chesapeake VA Hosp Auth Hosp Fac Rev Ref Chesapeake Regl Med Ctr	4.00%	07/01/35	1,031,826

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$1,365,000	Fairfax Cnty VA Econ Dev Auth Fac Rev Green Bond Cnty Fac Proj, Ser A	5.00%	10/01/39	$1,559,767
4,590,000	Loudoun Cnty VA, Ser A	4.00%	12/01/41	4,824,341
1,100,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	4.00%	01/01/29	1,024,988
5,595,000	Richmond VA Pub Util Rev, Ser A	4.00%	01/15/38	5,788,482
200,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/36	189,596
350,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/46	305,224
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,124,675
1,000,000	VA St Res Auth Infra Rev Ref Infra VA Pooled Fing Prog, Ser C	4.00%	11/01/33	1,050,386
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	720,239
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,604,416
1,210,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,221,677
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	275,652
1,185,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Prerefunded Ref (Pre-refunded maturity 12/01/26)	5.00%	12/01/34	1,300,384
1,180,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Unrefunded Ref	5.00%	12/01/34	1,276,867
				24,298,520
	Washington – 2.9%
1,235,000	Benton Cnty WA Pub Util Dist #1 Ref	4.00%	11/01/36	1,277,607
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1 (Pre-refunded maturity 11/01/25)	5.00%	11/01/35	1,343,703
945,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Motor Ve Green Bond, Ser S-1	5.00%	11/01/31	1,037,135
1,090,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Motor Ve Green Bond, Ser S-1	5.00%	11/01/36	1,172,654
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,309,118
1,500,000	FYI Properties WA Lease Rev Ref Green Bond WA Dis Proj	5.00%	06/01/38	1,632,337
530,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (c)	5.00%	01/01/32	553,970
585,000	Pierce Cnty WA Sch Dist #403 Bethel	5.00%	12/01/36	662,494
2,445,000	Port of Seattle WA Rev Ref Intermediate Lein Priv Activity, Ser C, AMT	5.00%	08/01/33	2,761,406
1,725,000	Port of Seattle WA Rev Ref Intermediate Lein Priv Activity, Ser C, AMT	5.00%	08/01/46	1,824,238
5,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	5,414,054
1,895,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/35	2,115,397
2,315,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/37	2,547,378
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/39	2,188,479
3,000,000	Seattle WA Drain & Wstwtr Rev Ref	4.00%	07/01/36	3,104,141
270,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth	4.00%	12/01/24	272,744
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	552,994
1,760,000	WA St Convention Ctr Pub Facs Dist Sub	4.00%	07/01/58	1,419,885
3,240,000	WA St Convention Ctr Pub Facs Dist Sub for Exchange Pur Green Bond 2021 1st Priority, Ser B	4.00%	07/01/58	2,613,878
525,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	512,952
305,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (c)	5.00%	12/01/28	338,629
450,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (c)	5.00%	12/01/32	503,407
2,100,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (c)	7.00%	07/01/45	2,292,863

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$50,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj	5.00%	07/01/28	$50,405
2,439,824	WA St Hsg Fin Commn Social Ctf, Ser A-1	3.50%	12/20/35	2,301,062
2,500,000	WA St Ref R-2015D	5.00%	07/01/32	2,623,066
3,000,000	WA St Various Purp, Ser A	5.50%	08/01/29	3,048,488
4,000,000	WA St, Ser A-3 Bid Grp 3	5.00%	08/01/45	4,526,577
4,000,000	WA St, Ser B	5.00%	02/01/36	4,174,824
2,000,000	WA St, Ser C	5.00%	02/01/42	2,244,123
				56,420,008
	West Virginia – 0.4%
5,000,000	Kanawha Cnty WV Cnty Commn Stdt Hsg Rev WV Univ Fndtn Proj (Pre-refunded maturity 07/01/23) (c)	6.75%	07/01/45	5,085,142
1,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (c)	4.25%	06/01/42	808,998
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,007,026
				6,901,166
	Wisconsin – 2.1%
825,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/35	869,883
1,255,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/36	1,312,938
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (c)	5.00%	06/15/54	1,274,630
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (c)	5.00%	07/01/40	473,264
1,240,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (c)	4.20%	07/15/27	1,219,229
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (c)	5.13%	07/15/37	1,254,646
2,000,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/51	1,662,973
1,285,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	1,290,063
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,744,969
2,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	2,002,583
1,275,000	Pub Fin Auth WI Edu Rev Triad Eductnl Sers Inc, Ser A	4.00%	06/15/41	1,116,244
425,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	450,992
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,020,548
1,250,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/35	1,280,468
2,000,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/39	1,988,484
600,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	550,752
1,450,000	Pub Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (c)	5.00%	09/01/49	1,170,204
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (c)	5.00%	10/01/43	892,156
2,000,000	Pub Fin Auth WI Rev Green Bond Fargo Moorhead Met Area Flood Mgmnt, AMT	4.00%	03/31/56	1,633,458
1,500,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (c)	6.50%	01/01/41	1,227,713
600,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/37	584,988
535,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/38	517,303
1,595,000	Pub Fin Auth WI Stdt Hsg Rev Nc A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/39	1,605,209
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B (Pre-refunded maturity 06/01/26)	5.00%	05/01/34	1,413,952

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$750,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/39	$816,271
100,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys, Ser A	4.00%	02/15/36	100,461
3,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	3,812,086
1,780,000	WI St Hlth & Eductnl Facs Auth Rev Ref Beloit Hlth Sys Inc	4.00%	07/01/36	1,802,997
1,135,000	WI St Hlth & Eductnl Facs Auth Rev Ref Froedtert Hlth Inc Oblg, Ser A	4.00%	04/01/39	1,124,525
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,212,950
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	179,955
700,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/44	717,160
435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A (Pre-refunded maturity 09/15/23)	5.00%	09/15/30	441,626
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,092,466
				40,858,146
	Wyoming – 0.2%
1,750,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/38	2,007,461
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/39	1,140,954
				3,148,415

Total Investments – 98.4%	1,907,913,406
(Cost $1,933,343,433)
Net Other Assets and Liabilities – 1.6%	31,030,244
Net Assets – 100.0%	$1,938,943,650

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Notes	Short	216	Mar 2023	$ (24,735,375)	$(270,000)
Ultra 10-Year U.S. Treasury Notes	Short	845	Mar 2023	(102,416,641)	(752,802)
				$(127,152,016)	$(1,022,802)

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $116,677,885 or 6.0% of net assets.
(d)	This issuer is in default and interest is not being accrued by the Fund.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
(f)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2023. Interest will begin accruing on the security’s first settlement date.
(g)	Zero coupon bond.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 1,907,913,406	$ —	$ 1,907,913,406	$ —

LIABILITIES TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (1,022,802)	$ (1,022,802)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Restricted Securities
As of January 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Brookstone CDD FL Spl Assmnt Rev CDD, 3.88%, 11/01/23	01/24/18	$95,000	$99.73	$95,000	$94,748	0.00%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	09/04/18	700,000	101.45	704,846	710,167	0.04
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.88%, 07/01/38	09/04/18	1,000,000	101.50	1,003,314	1,014,963	0.05
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 5.13%, 09/01/38	05/04/18	1,290,000	100.72	1,290,000	1,299,224	0.07
				$3,093,160	$3,119,102	0.16%